Income and other taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income and other taxes
Income and other taxes:

a) Income tax expense:

For the years ended December 31	2017	2016
Current tax recovery (expense):
Current period before undernoted items	$(85,287)	$(44,743)
Impact of Argentina gas settlement	—	(7,800)
Adjustments to prior years	(217)	(2,134)
	(85,504)	(54,677)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	23,310	82,838
Impact of Argentina gas settlement	—	(3,575)
Derecognition of non-capital loss carryforwards	—	(17,861)
Adjustments to prior years	200	1,667
Change in U.S. tax rate	(36,567)	—
Change in other jurisdictions tax rates	734	—
Other	2,039	887
	(10,284)	63,956
Total income tax recovery (expense)	$(95,788)	$9,279

b) Reconciliation of the effective tax rate:
The Company operates in several tax jurisdictions and therefore its income is subject to various rates of taxation. Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income (loss) before income taxes as follows:

For the years ended December 31	2017	2016
Income (loss) before income taxes	$470,885	$(37,504)
Deduct earnings of associate	(75,995)	(19,930)
	394,890	(57,434)
Canadian statutory tax rate	26.5%	26.5%
Income tax recovery (expense) calculated at Canadian statutory tax rate	(104,646)	15,220
Increase (decrease) in income tax recovery resulting from:
Impact of income and losses taxed in foreign jurisdictions	30,223	34,857
Derecognition of non-capital loss carryforwards	—	(17,861)
Unrecognised loss carryforwards and temporary differences	20,468	(6,468)
Impact of tax rate changes in the U.S.	(36,567)	—
Impact of tax rate changes in other jurisdictions	734	—
Impact of foreign exchange	3,104	(4,332)
Other business taxes	(4,105)	(5,404)
Adjustments to prior years	(17)	(467)
Other	(4,982)	(6,266)
Total income tax recovery (expense)	$(95,788)	$9,279

c) Net deferred income tax liabilities:
(i) The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets are as follows:

As at		Dec 31 2017			Dec 31 2016
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment	$(403,705)	$(189,368)	$(214,337)	$(419,982)	$(197,931)	$(222,051)
Repatriation taxes	(87,239)	—	(87,239)	(85,364)	—	(85,364)
Other	(11,670)	(3,740)	(7,930)	(19,956)	(4,981)	(14,975)
	(502,614)	(193,108)	(309,506)	(525,302)	(202,912)	(322,390)
Non-capital loss carryforwards	244,576	244,576	—	280,931	280,931	—
Share-based compensation	19,920	2,946	16,974	8,590	935	7,655
Other	74,027	47,927	26,100	82,142	58,387	23,755
	338,523	295,449	43,074	371,663	340,253	31,410
Net deferred income tax assets (liabilities)	$(164,091)	$102,341	$(266,432)	$(153,639)	$137,341	$(290,980)

The Company recognizes deferred income tax assets to the extent that it is probable that the benefit of these assets will be realized. As at December 31, 2017, the Company had $110 million (2016 - $153 million) of unrecognized non-capital loss carryforwards in Egypt that expire in 2020 and 2021 and $384 million (2016 - $ 415 million) of deductible temporary differences in the United States that have not been recognized.
(ii) Analysis of the change in deferred income tax assets and liabilities:

			2017			2016
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(153,639)	$137,341	$(290,980)	$(223,757)	$61,881	$(285,638)
Deferred income tax recovery (expense) included in net income (loss)	(10,284)	(34,517)	24,233	63,956	69,110	(5,154)
Impact of U.S. tax rate change in other comprehensive income	(8,621)	(8,621)	—	—	—	—
Deferred income tax recovery (expense) included in other comprehensive income (loss)	9,295	8,398	897	6,597	6,364	233
Other	(842)	(260)	(582)	(435)	(14)	(421)
Balance, December 31	$(164,091)	$102,341	$(266,432)	$(153,639)	$137,341	$(290,980)